Federated Hermes U S Treasury Cash Reserves Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Administrative Shares [Member] | Federated Hermes U S Treasury Cash Reserves | ADM
Prospectus [Line Items]
Annual Return [Percent]	3.86%	4.86%